Investment Portfolio	as of August 31, 2021 (Unaudited)
DWS Strategic Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 140.4%
Alabama 0.3%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	325,000	391,652
Alaska 1.7%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	2,000,000	2,253,866
Alaska, Northern Tobacco Securitization Corp., “2”, Series B-2, Zero Coupon, 6/1/2066	1,060,000	239,143
		2,493,009
Arizona 3.2%
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	175,000	197,379
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	2,000,000	2,534,657
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	150,000	175,352
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	500,000	561,383
Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:
Series A, 144A, 5.0%, 7/1/2038	195,000	200,575
Series A, 144A, 5.25%, 7/1/2048	250,000	257,071
Yavapai County, AZ, Industrial Development Authority, Hospital Facility, Regional Medical Center, 4.0%, 8/1/2043	675,000	784,854
		4,711,271
California 9.2%
California, County Tobacco Securitization Agency, Tobacco Settle Revenue, Series B-2, Zero Coupon, 6/1/2055	4,000,000	814,405
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A-1, 5.0%, 6/1/2047	100,000	103,333
Series A-2, 5.0%, 6/1/2047	400,000	413,332
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	115,000	137,754
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	1,310,000	2,060,796
California, State General Obligation:
5.0%, 11/1/2043	1,300,000	1,428,326
5.25%, 4/1/2035	1,230,000	1,266,059
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	300,000	364,950
Series A, AMT, 5.0%, 12/31/2047	160,000	193,809
Series A, AMT, 5.0%, 6/1/2048	60,000	72,536
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	55,000	64,244
Series A, 144A, 5.0%, 11/15/2051	25,000	29,082

California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	195,000	220,906
Series A, 144A, 5.25%, 12/1/2056	735,000	826,658
Series A, 5.5%, 12/1/2054	195,000	221,686
Series A, 144A, 5.5%, 12/1/2058	105,000	124,439
California, Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue, Series B-2, Zero Coupon, 6/1/2060	1,725,000	434,559
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	1,000,000	1,078,453
San Buenaventura, CA, Community Memorial Health Systems, Prerefunded, 7.5%, 12/1/2041	500,000	508,976
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,113,206
Series A, AMT, 5.0%, 5/1/2049	1,110,000	1,363,057
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	445,000	497,814
		13,338,380
Colorado 4.1%
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	268,796
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	635,000	807,607
Colorado, State Health Facilities Authority Revenue, CommonSpirit Health, Series A-2, 5.0%, 8/1/2044	1,000,000	1,241,247
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,116,872
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	165,000	194,822
Series A, 5.0%, 12/1/2048	260,000	305,518
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	212,958
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	585,000	715,290
Series A, AMT, 5.25%, 11/15/2043	600,000	659,908
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	140,000	168,745
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	300,000	348,004
		6,039,767
Connecticut 0.1%
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	85,000	100,839
District of Columbia 2.0%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	1,220,000	1,448,757
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	217,871
Series A, AMT, 5.0%, 10/1/2043	850,000	925,952
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	320,000	368,523
		2,961,103

Florida 10.9%
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	145,000	168,233
Series A, AMT, 4.0%, 10/1/2049	230,000	265,247
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044* (a)	290,000	197,200
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	335,000	400,597
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	230,000	258,942
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	240,000	284,411
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 144A, 5.0%, 6/15/2050	140,000	161,493
Series A, 144A, 5.0%, 6/15/2055	125,000	143,764
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	750,000	824,641
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains U.S.A. Passenger Rail Project:
Series A, 144A, AMT, 6.375% (b), 1/1/2049	155,000	160,922
Series A, 144A, AMT, 6.5% (b), 1/1/2049	170,000	176,033
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	1,685,000	1,941,900
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2049	1,000,000	1,103,727
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-1, Step-up Coupon, 0.0% to 11/1/2021, 6.61% to 5/1/2040	250,000	247,586
Series 2015-2, Step-up Coupon, 0.0% to 11/1/2024, 6.61% to 5/1/2040	150,000	115,945
Series A-4, Step-up Coupon, 0.0% to 5/1/2022, 6.61% to 5/1/2040	55,000	49,703
Series 3, 6.55%, 5/1/2027* (a)	130,000	1
Series 2015-3, 6.61%, 5/1/2040* (a)	165,000	2
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	385,000	430,371
144A, 4.375%, 5/1/2050	290,000	324,123
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	140,000	143,080
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2047	400,000	482,934
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	500,000	615,323
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, Prerefunded, 5.5%, 11/15/2042	335,000	338,638
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	553,760
Miami-Dade County, FL, Aviation Revenue, Series B, AMT, 5.0%, 10/1/2040	470,000	569,365
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	665,000	797,168
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project, Series A, 5.5%, 11/15/2049	365,000	406,529
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	1,150,000	1,300,275
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	160,000	182,374
Tampa-Hillsborough County, FL, Expressway Authority:
Series A, Prerefunded, 5.0%, 7/1/2031	1,500,000	1,560,360
Series A, Prerefunded, 5.0%, 7/1/2037	1,590,000	1,653,981
		15,858,628

Georgia 4.2%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, Prerefunded, 6.25%, 5/15/2033	1,000,000	1,101,519
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	380,662
Atlanta, GA, Development Authority Revenue Bonds, Series A-1, 5.0%, 7/1/2027	70,000	81,335
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	175,000	209,664
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,004,073
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	210,000	252,850
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, 5.5%, 8/15/2054	180,000	207,597
Georgia, George L Smith II Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	620,000	733,510
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,220,000	1,402,485
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2050	665,000	782,390
		6,156,085
Hawaii 1.1%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	802,199
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 3.2%, 7/1/2039	745,000	818,241
		1,620,440
Illinois 14.9%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2032	105,000	131,144
Series A, 5.0%, 12/1/2033	100,000	124,535
Series H, 5.0%, 12/1/2036	245,000	296,901
Series H, 5.0%, 12/1/2046	140,000	167,641
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2036	500,000	541,267
Series A, 5.0%, 1/1/2044	200,000	242,234
Series D, 5.5%, 1/1/2037	750,000	854,442
Series A, 5.5%, 1/1/2049	115,000	142,598
Series A, 6.0%, 1/1/2038	555,000	690,578
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.0%, 1/1/2037	1,500,000	1,863,350
Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,135,296
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series D, AMT, 5.0%, 1/1/2047	415,000	492,232
Series D, AMT, 5.0%, 1/1/2052	560,000	664,764
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	130,000	154,890
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050	95,000	109,828
Series A, 4.0%, 12/1/2055	90,000	102,443
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series B, 5.0%, 6/15/2052	520,000	539,173
Series A, 5.0%, 6/15/2057	390,000	463,100
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	2,171,493
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.0%, 2/15/2037	1,000,000	742,959

Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	612,451
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, Prerefunded, 5.0%, 12/1/2030	1,000,000	1,012,133
Illinois, State Finance Authority, Health Services Facilities Lease Revenue, University of Health Services Facility Project, 4.0%, 10/1/2050	1,400,000	1,611,059
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2027	500,000	615,981
5.0%, 2/1/2029	495,000	591,288
Series A, 5.0%, 10/1/2033	620,000	759,946
Series B, 5.0%, 10/1/2033	395,000	484,159
5.0%, 2/1/2039	2,000,000	2,188,802
5.0%, 5/1/2039	315,000	346,372
Series A, 5.0%, 12/1/2042	435,000	513,356
Series A, 5.0%, 3/1/2046	135,000	168,457
5.75%, 5/1/2045	590,000	761,806
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	441,119
		21,737,797
Indiana 2.3%
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Prerefunded, 5.0%, 3/1/2041	1,000,000	1,024,403
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	504,385
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	1,560,000	1,865,842
		3,394,630
Iowa 0.9%
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project:
4.0%, 10/1/2045	230,000	265,565
4.0%, 10/1/2050	770,000	885,397
Iowa, Tobacco Settlement Authority Revenue, “1”, Series A-2, 4.0%, 6/1/2049	130,000	151,292
		1,302,254
Kansas 0.3%
Manhattan, KS, Health Care Facilities Revenue, Meadowlark Hill Retirement Community, Series A, 4.0%, 6/1/2046	165,000	186,230
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	275,000	289,683
		475,913
Kentucky 1.7%
Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	440,000	545,497
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	1,440,000	1,583,012
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	130,000	150,543
Series A, 5.25%, 6/1/2041	190,000	225,626
		2,504,678
Louisiana 2.4%
Calcasieu Parish, LA, Memorial Hospital Service, District Hospital Revenue, 5.0%, 12/1/2039	500,000	601,470

Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	140,000	166,369
Louisiana, Public Facilities Authority Revenue, Loyola University Project, 4.0%, 10/1/2051	325,000	380,175
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,191,480
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	1,010,000	1,127,859
		3,467,353
Maryland 1.3%
Maryland, State Economic Development Corp., Port Covington Project, 4.0%, 9/1/2050	100,000	113,831
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	60,000	73,992
5.0%, 7/1/2056	110,000	135,055
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	375,000	449,958
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,132,001
		1,904,837
Massachusetts 4.6%
Massachusetts, Educational Financing Authority, Series C, AMT, 3.0%, 7/1/2051	470,000	475,997
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035	5,000,000	6,013,966
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	135,000	135,955
		6,625,918
Michigan 2.3%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, Prerefunded, 5.25%, 7/1/2039	280,000	291,968
Kentwood, MI, Economic Development Corp., Holland Home Obligated Group, Series 2022, 4.0%, 11/15/2043 (c)	420,000	457,106
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, Prerefunded, 5.5%, 10/15/2045	2,000,000	2,012,918
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department:
Series C-3, 5.0%, 7/1/2033, INS: AGMC	180,000	202,940
Series C, 5.0%, 7/1/2035	90,000	104,547
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	320,000	321,475
		3,390,954
Minnesota 1.2%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	200,000	240,470
Series A, 5.0%, 2/15/2053	565,000	677,325
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	205,000	250,807
Minnesota, State Housing Finance Agency, Series E, 3.5%, 7/1/2050	250,000	276,428
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	265,000	273,555
		1,718,585

Mississippi 0.6%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	258,886
West Rankin, MS, Utility Authority Revenue, Prerefunded, 5.0%, 1/1/2048, INS: AGMC	500,000	630,783
		889,669
Missouri 1.5%
Kansas City, MO, Industrial Development Authority, Airport Special Obligation, International Airport Terminal Modernization Project, Series B, AMT, 5.0%, 3/1/2046	1,000,000	1,221,506
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:
Series B, 144A, 5.0%, 2/1/2040	200,000	218,296
Series B, 144A, 5.0%, 2/1/2050	220,000	238,674
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	65,000	73,433
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	163,812
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	225,000	230,359
		2,146,080
Nebraska 0.5%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	535,000	638,010
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series A, 5.0%, 9/1/2029, GTY: Goldman Sachs Group, Inc.	70,000	89,059
		727,069
Nevada 1.2%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,618,817
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	500,000	89,074
		1,707,891
New Hampshire 0.1%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037* (a)	100,000	51,000
Series A, 144A, 6.25%, 7/1/2042* (a)	125,000	63,750
		114,750
New Jersey 6.6%
Atlantic County, NJ, Improvement Authority Lease Revenue, Atlantic City Compus Phase II Project, Series A, 4.0%, 7/1/2053, INS: AGMC	125,000	147,081
Atlantic County, NJ, Improvement Authority Lease Revenue, General Obligation Bonds, Atlantic City Compus Phase II Project, Series A, 4.0%, 7/1/2047, INS: AGMC	95,000	112,365
Essex County, NJ, Improvement Authority Network LLC, Student Housing Project, Series A, 4.0%, 8/1/2060, INS: BAM	315,000	370,145
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	40,000	46,438
Series QQQ, 4.0%, 6/15/2050	40,000	46,265
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	85,000	105,252
Series A, 4.0%, 6/1/2031	85,000	106,256
Series A, 4.0%, 6/1/2032	40,000	50,466
New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	895,000	1,105,866

New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	605,000	624,867
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	270,000	278,067
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	558,242
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	115,000	139,545
Series A, 5.0%, 6/15/2047	130,000	156,709
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	180,000	207,358
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	205,000	212,002
Series B, AMT, 3.5%, 12/1/2039	200,000	213,881
New Jersey, State Transportation Trust Fund Authority:
Series AA, 4.0%, 6/15/2045	175,000	203,430
Series AA, 4.0%, 6/15/2050	190,000	219,757
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	1,400,000	1,723,502
New Jersey, State Turnpike Authority Revenue, Series A, 4.0%, 1/1/2051	2,000,000	2,353,700
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	350,000	420,605
Series A, 5.25%, 6/1/2046	175,000	214,315
		9,616,114
New Mexico 0.8%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	455,000	481,618
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Program, “I”, Series C, 3.0%, 1/1/2052	665,000	733,083
		1,214,701
New York 6.6%
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	750,000	848,016
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	50,816
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2047	1,000,000	1,195,195
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2033	500,000	615,748
Series D, 5.0%, 11/15/2038	275,000	298,256
Series E-1, 5.0%, 11/15/2042	70,000	73,528
Series E-1, Prerefunded, 5.0%, 11/15/2042	235,000	248,838
Series C-1, 5.0%, 11/15/2050	1,845,000	2,256,986
Series C-1, 5.25%, 11/15/2055	210,000	260,839
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series D-3, 4.0%, 11/15/2049	500,000	574,080
New York, State Liberty Development Corp. Revenue, World Trade Center, “1-3”, 144A, 5.0%, 11/15/2044	415,000	458,872
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	445,000	446,040
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.0%, 1/1/2033	100,000	121,577
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,343,978

New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	60,000	70,437
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	625,000	749,165
		9,612,371
North Carolina 0.4%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
Prerefunded, 5.0%, 10/1/2042	260,000	325,209
Prerefunded, 5.0%, 10/1/2047	240,000	300,192
		625,401
Ohio 6.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	2,750,000	3,200,157
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	220,000	245,690
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	445,000	536,135
Cleveland-Cuyahoga County, OH, Port Authority, Cultural Facility Revenue, Playhouse Square Foundation Project:
5.5%, 12/1/2043	1,290,000	1,545,021
5.5%, 12/1/2053	100,000	118,748
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	732,536
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,609,752
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	70,000	81,282
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	225,000	264,658
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	500,000	530,899
		8,864,878
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	180,000	222,407
Series B, 5.5%, 8/15/2057	880,000	1,087,324
		1,309,731
Oregon 0.6%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary's Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	25,000	27,446
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	665,000	820,771
		848,217
Pennsylvania 6.7%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	60,000	65,274
5.0%, 12/1/2054	175,000	188,927
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	100,000	115,388
5.25%, 7/1/2041	100,000	115,358
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	155,000	186,302
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	365,319

Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	250,000	307,669
5.0%, 6/1/2035	125,000	153,570
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	877,291
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.625%, 6/1/2042	200,000	202,401
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
5.0%, 12/31/2034	1,000,000	1,182,678
5.0%, 12/31/2038	1,000,000	1,176,620
Pennsylvania, State Turnpike Commission Revenue:
Series A, 4.0%, 12/1/2043	750,000	893,800
Series A, 4.0%, 12/1/2044	90,000	107,003
Series A, 4.0%, 12/1/2045	30,000	35,545
Series A, 4.0%, 12/1/2046	60,000	70,943
Series A-1, 5.0%, 12/1/2040	2,500,000	2,876,339
Series C, 5.0%, 12/1/2044	240,000	272,365
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	500,000	614,137
		9,806,929
South Carolina 3.1%
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	2,000,000	2,266,777
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,255,673
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	890,000	1,000,694
		4,523,144
South Dakota 0.3%
Lincon County, SD, Economic Development Revenue, Augustana College Assocition Project:
Series A, 4.0%, 8/1/2051	125,000	140,200
Series A, 4.0%, 8/1/2056	125,000	138,929
Series A, 4.0%, 8/1/2061	165,000	181,878
		461,007
Tennessee 1.0%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	300,000	369,495
Series A, 5.0%, 7/1/2044	400,000	486,059
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	500,000	539,939
		1,395,493
Texas 17.0%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	230,000	265,098
Series A, Prerefunded, 5.0%, 1/1/2043	1,500,000	1,597,287
Dallas-Fort Worth, International Airport Revenue, Series D, AMT, Prerefunded, 5.0%, 11/1/2038	2,000,000	2,015,751
Greater Texas, Cultural Education Facilities Finance Corp. Lease Revenue, Epicenter Multipurpose Facilities Project:
Series A, 4.0%, 3/1/2046	600,000	703,030
Series A, 4.0%, 3/1/2050	600,000	701,499
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	750,000	921,413
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	1,250,000	1,537,492

Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	60,000	61,376
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2045	665,000	755,913
5.0%, 1/1/2048	1,355,000	1,624,244
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,002,309
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project, Series A, 4.0%, 4/1/2054	690,000	794,792
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	1,000,000	1,215,139
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	175,000	193,091
Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	1,000,000	1,185,358
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded, 5.0%, 8/15/2043	2,100,000	2,296,789
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	75,000	87,552
Series A, 4.0%, 8/1/2041, INS: BAM	90,000	104,783
Series A, 5.0%, 8/1/2038	300,000	330,014
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
First Tier, Series C, 4.0%, 10/1/2049	600,000	697,181
Series B, Prerefunded, 5.0%, 4/1/2053	500,000	550,355
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,058,852
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	700,000	767,958
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project:
5.0%, 10/1/2039	180,000	197,773
Series A, 5.25%, 10/1/2055	2,000,000	2,243,443
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project:
4.0%, 11/1/2049	120,000	136,959
4.0%, 11/1/2055	110,000	124,923
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	460,000	338,615
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	314,974
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	927,620
		24,751,583
Utah 2.1%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	190,000	231,975
Series A, AMT, 5.0%, 7/1/2047	595,000	714,602
Series A, AMT, 5.0%, 7/1/2048	115,000	140,052
Utah, Infrastructure Agency Telecommunication Revenue:
4.0%, 10/15/2041	100,000	116,086
Series 2019, 4.0%, 10/15/2042	650,000	742,896
Utah, Infrastructure Agency Telecommunications & Franchise Tax Revenue, Pleasant Gove City Project:
4.0%, 10/15/2041	125,000	147,009
4.0%, 10/15/2044	160,000	186,876
4.0%, 10/15/2048	160,000	186,078

Utah, State Charter School Finance Authority, St. George Campus Project, Series A, 144A, 5.0%, 6/15/2052	170,000	195,528
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	320,000	359,176
		3,020,278
Virginia 1.6%
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050	220,000	210,907
Series A, 5.375%, 9/1/2054	500,000	503,714
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	100,000	110,331
144A, 5.0%, 9/1/2045	400,000	440,143
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2056	865,000	1,036,922
		2,302,017
Washington 5.7%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	100,000	104,248
5.0%, 12/1/2046	500,000	513,305
Pierce County, WA, Bethel School District No. 403, 4.0%, 12/1/2037	1,000,000	1,200,957
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	415,000	489,490
AMT, 5.0%, 4/1/2044	1,000,000	1,218,242
Washington, State Convention Center Public Facilities District, Series B, 3.0%, 7/1/2043	735,000	772,379
Washington, State Higher Educational Facilities Authority, Seattle University Project:
4.0%, 5/1/2045	610,000	705,075
4.0%, 5/1/2050	1,180,000	1,357,497
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project:
Series A, 144A, 5.0%, 1/1/2051	500,000	564,015
Series A, 144A, 7.375%, 1/1/2044	1,000,000	1,123,466
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	50,000	55,521
Series A, 144A, 5.0%, 7/1/2048	115,000	126,165
Series A, 144A, 5.0%, 7/1/2053	75,000	82,104
		8,312,464
West Virginia 0.7%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	805,000	960,174
Wisconsin 3.8%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	500,000	543,571
Series B, 5.0%, 7/1/2048	90,000	94,244
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	200,000	216,958
5.0%, 7/1/2052	90,000	97,546
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	730,000	893,357
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 4.0%, 12/1/2051	310,000	356,929

Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	520,000	541,721
144A, 5.75%, 5/1/2054	515,000	534,653
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	1,104,727
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	65,000	72,405
144A, 5.0%, 10/1/2053	535,000	592,861
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, Prerefunded, 5.0%, 7/1/2036	500,000	543,926
		5,592,898
Guam 0.3%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	70,000	85,824
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	215,000	233,219
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	65,000	76,401
		395,444
Puerto Rico 3.2%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	3,226,000	1,077,931
Series A-1, Zero Coupon, 7/1/2051	2,670,000	648,850
Series A-1, 4.75%, 7/1/2053	2,500,000	2,861,005
		4,587,786
Other 0.3%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	489,358	509,335
Total Municipal Bonds and Notes (Cost $185,244,623)		204,489,517

Underlying Municipal Bonds of Inverse Floaters (d) 16.6%
Florida 4.1%
Orange County, FL, School Board, Certificate of Participations, Series C, 5.0%, 8/1/2034 (e)	5,000,000	5,980,243
Trust: Orange County, FL, School Board, Series 2016-XM0183, 144A, 17.93%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
New York 8.3%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (e)	5,000,000	6,136,456
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0581, 144A, 18.395%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-1, 5.0%, 7/15/2037 (e)	5,000,000	5,900,214
Trust: New York, Transitional Finance Authority Building AID Revenue, Series 2018-XM0619, 144A, 18.305%, 1/15/2024, Leverage Factor at purchase date: 4 to 1
		12,036,670

Washington 4.2%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (e)	5,000,000	6,083,256
Trust: Washington, State General Obligation, Series 2017-XM0478, 144A, 17.96%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $22,054,259)		24,100,169
	Shares	Value ($)

Open-End Investment Companies 0.2%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (f) (Cost $356,279)	356,055	356,127

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $207,655,161)	157.2	228,945,813
Floating Rate Notes (d)	(10.3)	(15,000,000)
Series 2020-1 VMTPS, net of deferred offering costs	(47.9)	(69,823,418)
Other Assets and Liabilities, Net	1.0	1,495,258
Net Assets Applicable to Common Shareholders	100.0	145,617,653
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)	Variable or floating rate security. These securities are shown at their current rate as of August 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(c)	When-issued security.
(d)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(e)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
(f)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$228,589,686	$—	$228,589,686
Open-End Investment Companies	356,127	—	—	356,127
Total	$356,127	$228,589,686	$—	$228,945,813
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSMIT-PH3
R-080548-1 (1/23)